Share-based Payments (Details Textual)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants exercisable description	Warrants are exercisable at US$10.00 per 40 options, i.e. US$0.25 per option.
December 2016 Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Agreement description	Pursuant to an agreement entered between the Company and a consultant on April 1, 2015, the Company granted 1,000,000 options, which were issued and vested on 9 December 2016, and each option entitles the holder to purchase one ordinary share of the Company at an exercise price of A$0.500. These options were issued and vested following the successful completion of related milestone pertaining to a minimum recruitment of 100 patients into the Company’s NASH Phase 2 clinical trial.
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in year)	2 years	2 years 9 months 7 days